Vanguard Developed Markets Index Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Developed Markets Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index (the “Target Index”), a market-capitalization-weighted index that is made up of common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.